Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Item 402(v) of Regulation S-K, which was mandated by Section 953(a) of the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer “PEO” and “compensation actually paid” to our non-PEO named executive officers “NEOs”, and the financial performance of the Company during the years ended December 31, 2022, 2021 and 2020, respectively, in each case calculated in a manner consistent with SEC rules. This section should be read in conjunction with the Compensation Discussion and Analysis “CD&A”, which includes additional discussion of the objectives of our executive compensation for our named executive officer(s) and how it aligned with the Company’s financial and operational performance.
Included in the table below is the annual compensation paid to our named executive officer(s) and our financial performance for each of the three previous fiscal years.
Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(1)	Average summary compensation table total for non-PEO NEOs(2)(3)	Average compensation actually paid to non-PEO NEOs(3)	Value of initial fixed $100 investment based on:		Net income in (000’s)
					Total shareholder return(4)	Peer group total shareholder return(5)
2022	—	—	$1,072,780	$1,072,780	$90.35	$107.05	$51,438
2021	—	—	$1,043,399	$1,043,399	$145.03	$122.65	$126,809
2020	—	—	$1,026,683	$1,026,683	$84.50	$97.82	$27,197
(1)
Mr. Elias J. Sabo, our chief executive officer, is seconded to us by our Manager and does not receive compensation for his services directly from us. We pay our Manager a quarterly management fee and Mr. Sabo, as an equity member of our Manager, receives periodic cash distributions from our Manager after payment of operating costs, compensation and other expenses related to our Manager's employees and its other members. The amount of such distribution is derived by the Manager and is not within our control. Accordingly, no compensation information for Mr. Sabo is reflected in the “summary compensation table total for PEO” or the “compensation actually paid to PEO” columns.

(2)
Mr. Ryan J. Faulkingham, our chief financial officer, was the Company’s only non-PEO named executive officer for the periods reported in this table. Accordingly, the amounts reported in these columns reflect the summary compensation table totals and the compensation actually paid to Mr. Faulkingham for the years 2022, 2021, and 2020, respectively.

(3)
Mr. Faulkingham does not participate in any defined benefit or actuarial pension plans, or any Company sponsored stock award, stock option, non-equity incentive or nonqualified deferred stock compensation plans. Therefore, the compensation actually paid to Mr. Faulkingham was equal to his summary compensation table totals for each of 2022, 2021, and 2020, respectively.

(4)
Our total shareholder return assumes the investment of $100 in our common stock on the last trading day before the earliest fiscal year in the above table through and including the end of the fiscal year for which total shareholder return is depicted.

(5)	Represents total shareholder return for NYSE Financial Sector Index.

Company Selected Measure Name
Named Executive Officers, Footnote [Text Block]
(2)
Mr. Ryan J. Faulkingham, our chief financial officer, was the Company’s only non-PEO named executive officer for the periods reported in this table. Accordingly, the amounts reported in these columns reflect the summary compensation table totals and the compensation actually paid to Mr. Faulkingham for the years 2022, 2021, and 2020, respectively.

(3)
Mr. Faulkingham does not participate in any defined benefit or actuarial pension plans, or any Company sponsored stock award, stock option, non-equity incentive or nonqualified deferred stock compensation plans. Therefore, the compensation actually paid to Mr. Faulkingham was equal to his summary compensation table totals for each of 2022, 2021, and 2020, respectively.

Peer Group Issuers, Footnote [Text Block]
(5)	Represents total shareholder return for NYSE Financial Sector Index.

PEO Total Compensation Amount	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	0	0	0
Non-PEO NEO Average Total Compensation Amount	1,072,780	1,043,399	1,026,683
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,072,780	1,043,399	1,026,683
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Total Shareholder Return and Compensation Actually Paid

Although the Company did not rely on any performance measures to link the compensation of its chief financial officer, the Company’s only non-PEO named executive officer, to the performance of the Company, the above table illustrates the relationship between the compensation actually paid during fiscal years 2020, 2021, and 2022, respectively, to our named executive officer versus the Company’s total shareholder returns during the same period. As described in our CD&A, during fiscal years 2020, 2021, and 2022 the Company did not compensate our PEO.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between Compensation Actually Paid and Net Income

Although the Company did not rely on any performance measures to link the compensation of its chief financial officer, the Company’s only non-PEO named executive officer, to the performance of the Company, the above table illustrates the relationship between the compensation actually paid during fiscal years 2020, 2021, and 2022, respectively, to our named executive officer versus net income during the same period. As described in our CD&A, during fiscal years 2020, 2021, and 2022 the Company did not compensate our PEO.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation Actually Paid Versus Company Selected Measure

As noted above, for the fiscal year ended December 31, 2022, the Company did not compensate its PEO and the Company did not rely on any performance measures to link the compensation of its chief financial officer, the Company’s only other named executive officer, to the performance of the Company. Accordingly, a description regarding the relationship between the compensation actually paid versus the “company selected performance measure” is not provided. Information regarding the compensation of our named executive officer is set forth in our Compensation Discussion and Analysis on pages 30 and 31 of this Proxy Statement.

Total Shareholder Return Vs Peer Group [Text Block]
Comparison of Total Shareholder Return to Peer Group Total Shareholder Return

Our Company TSR was below the TSR of our peer group for fiscal year 2020. During fiscal year 2021, our Company TSR exceeded the TSR of our peer group. Both our Company TSR and the peer group TSR for 2022 were negatively affected by the general market decline in stock prices during 2022.

Tabular List [Table Text Block]
Most Important Performance Measures

For the fiscal year ended December 31, 2022, the Company did not compensate its PEO and the Company did not rely on any performance measures to link the compensation of its chief financial officer, the Company’s only non-PEO named executive officer, to the performance of the Company, as described in our CD&A on pages 30 and 31 of this Proxy Statement. Accordingly, there are no performance measures that could be included in a tabular list or from which a “company selected measure” would be determined for disclosure in the above table.

Total Shareholder Return Amount	$ 90.35	145.03	84.5
Peer Group Total Shareholder Return Amount	107.05	122.65	97.82
Net Income (Loss)	$ 51,438,000	$ 126,809,000	$ 27,197,000
PEO Name	Mr. Elias J. Sabo	Mr. Elias J. Sabo	Mr. Elias J. Sabo